Schedule of Investments (unaudited) October 31, 2021	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Raytheon Technologies Corp.	24,618	$2,187,556

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	26,856	2,604,763
Expeditors International of Washington Inc.	31,332	3,861,982
FedEx Corp.	15,316	3,607,378
United Parcel Service Inc., Class B	13,308	2,840,859

		12,914,982

Airlines — 0.3%
Alaska Air Group Inc.(a)	98,065	5,177,832

Auto Components — 0.4%
Aptiv PLC(a)	32,451	5,610,453
QuantumScape Corp.(a)	19,023	550,526

		6,160,979

Automobiles — 2.4%
Ford Motor Co.(a)	175,087	2,990,486
General Motors Co.(a)	41,373	2,251,932
Tesla Inc.(a)	27,428	30,554,792

		35,797,210

Banks — 4.0%
Bank of Hawaii Corp.	11,190	945,555
Citigroup Inc.	85,044	5,881,643
Citizens Financial Group Inc.	21,261	1,007,346
Comerica Inc.	12,309	1,047,373
Commerce Bancshares Inc.	4,476	315,603
Fifth Third Bancorp.	29,444	1,281,697
FNB Corp.	71,616	834,327
Huntington Bancshares Inc./OH	221,562	3,487,386
JPMorgan Chase & Co.	133,325	22,650,584
KeyCorp.	80,568	1,874,817
PNC Financial Services Group Inc. (The)	18,402	3,883,374
Signature Bank/New York NY	3,357	999,782
Truist Financial Corp.	105,186	6,676,156
U.S. Bancorp.	43,174	2,606,414
Wells Fargo & Co.	120,443	6,161,864
Zions Bancorp. NA	5,595	352,429

		60,006,350

Beverages — 2.6%
Coca-Cola Co. (The)	293,178	16,526,444
Molson Coors Beverage Co., Class B	64,538	2,845,481
PepsiCo Inc.	115,257	18,625,531

		37,997,456

Biotechnology — 2.0%
AbbVie Inc.	88,401	10,136,943
Amgen Inc.	22,380	4,631,989
Biogen Inc.(a)	10,071	2,685,734
CureVac NV(a)	7,833	313,868
Gilead Sciences Inc.	20,142	1,306,813
Incyte Corp.(a)	34,834	2,333,181
Iovance Biotherapeutics Inc.(a)	16,785	408,043
Mirati Therapeutics Inc.(a)	1,119	211,513
Moderna Inc.(a)	11,976	4,134,235
Novavax Inc.(a)	5,640	839,401
Vertex Pharmaceuticals Inc.(a)	15,223	2,815,190

		29,816,910

Building Products — 1.9%
A O Smith Corp.	88,267	6,449,670

Security	Shares	Value

Building Products (continued)
Allegion PLC	8,952	$1,148,542
Builders FirstSource Inc.(a)	45,879	2,673,369
Carrier Global Corp.	5,595	292,227
Johnson Controls International PLC	204,919	15,034,907
Trane Technologies PLC	16,428	2,972,318

		28,571,033

Capital Markets — 3.5%
Bank of New York Mellon Corp. (The)	46,998	2,782,282
BlackRock Inc.(b)	5,595	5,278,659
Charles Schwab Corp. (The)	46,998	3,855,246
CME Group Inc.	1,119	246,795
FactSet Research Systems Inc.	11,190	4,967,129
Goldman Sachs Group Inc. (The)	39,165	16,188,853
Intercontinental Exchange Inc.	10,071	1,394,431
MarketAxess Holdings Inc.	2,238	914,603
Moody’s Corp.	3,357	1,356,732
Morgan Stanley	41,109	4,225,183
MSCI Inc.	3,357	2,232,002
Northern Trust Corp.	5,595	688,409
Raymond James Financial Inc.	3,259	321,305
S&P Global Inc.	8,952	4,244,680
State Street Corp.	24,618	2,426,104
T Rowe Price Group Inc.	6,714	1,456,132

		52,578,545

Chemicals — 1.5%
Albemarle Corp.	3,357	840,828
DuPont de Nemours Inc.	85,044	5,919,062
Ecolab Inc.	16,785	3,729,963
Element Solutions Inc.	64,902	1,473,924
FMC Corp.	41,104	3,740,875
International Flavors & Fragrances Inc.	5,326	785,319
PPG Industries Inc.	13,072	2,098,971
Sherwin-Williams Co. (The)	10,071	3,188,579

		21,777,521

Commercial Services & Supplies — 0.4%
Cintas Corp.	2,511	1,087,514
MSA Safety Inc.	13,382	2,047,848
Waste Management Inc.	17,904	2,868,758

		6,004,120

Communications Equipment — 1.0%
Cisco Systems Inc.	254,013	14,217,107
CommScope Holding Co. Inc.(a)	17,904	191,752

		14,408,859

Construction & Engineering — 0.1%
AECOM(a)	12,309	841,566

Consumer Finance — 0.7%
Ally Financial Inc.	5,595	267,105
American Express Co.	29,045	5,047,440
Capital One Financial Corp.	27,975	4,225,064
Upstart Holdings Inc.(a)	2,890	930,696

		10,470,305

Containers & Packaging — 0.5%
Amcor PLC	35,808	432,203
Ball Corp.	68,259	6,244,333
Westrock Co.	17,904	861,182

		7,537,718

Distributors — 1.0%
Genuine Parts Co.	81,011	10,621,352

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
Pool Corp.	7,736	$3,985,278

		14,606,630

Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions Inc.(a)	1,119	185,754

Diversified Financial Services — 0.9%
Berkshire Hathaway Inc., Class B(a)	49,236	14,131,224

Diversified Telecommunication Services — 0.2%
AT&T Inc.	117,495	2,967,924

Electric Utilities — 1.6%
Avangrid Inc.	23,499	1,238,397
Edison International	76,092	4,788,470
Eversource Energy	128,685	10,925,356
Exelon Corp.	32,451	1,726,069
NextEra Energy Inc.	66,680	5,689,804

		24,368,096

Electrical Equipment — 0.9%
Acuity Brands Inc.	16,785	3,448,143
ChargePoint Holdings Inc.(a)	36,927	915,051
Plug Power Inc.(a)	43,641	1,670,141
Rockwell Automation Inc.	15,666	5,003,720
Shoals Technologies Group Inc., Class A(a)	4,476	138,711
Sunrun Inc.(a)	23,270	1,342,214
Vertiv Holdings Co.	7,833	201,151

		12,719,131

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	27,975	2,147,641
Arrow Electronics Inc.(a)	6,714	777,145
Coherent Inc.(a)	1,052	267,629

		3,192,415

Energy Equipment & Services — 0.3%
Baker Hughes Co.	75,765	1,900,186
Halliburton Co.	43,973	1,098,885
Schlumberger NV	41,403	1,335,661

		4,334,732

Entertainment — 2.6%
Netflix Inc.(a)	29,754	20,539,484
Roku Inc.(a)	4,476	1,364,732
Skillz Inc., Class A(a)(c)	22,380	250,208
Spotify Technology SA(a)	8,952	2,590,709
Walt Disney Co. (The)(a)	78,387	13,252,890

		37,998,023

Equity Real Estate Investment Trusts (REITs) — 3.1%
Boston Properties Inc.	53,344	6,062,012
Brixmor Property Group Inc.	63,589	1,490,526
CyrusOne Inc.	11,190	917,804
Equinix Inc.	7,833	6,556,769
Equity Residential	53,770	4,645,728
Essex Property Trust Inc.	8,952	3,043,053
Federal Realty Investment Trust	30,213	3,636,135
Host Hotels & Resorts Inc.(a)	13,428	225,993
Kilroy Realty Corp.	58,790	3,961,270
Kimco Realty Corp.	49,236	1,112,734
Prologis Inc.	8,952	1,297,682
Regency Centers Corp.	30,213	2,127,297
Simon Property Group Inc.	12,309	1,804,253
SL Green Realty Corp.	10,071	705,675
UDR Inc.	92,975	5,162,902

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ventas Inc.	25,009	$1,334,730
Welltower Inc.	8,952	719,741
Weyerhaeuser Co.	30,862	1,102,391

		45,906,695

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	1,134	557,406
Kroger Co. (The)	40,284	1,612,166
Walgreens Boots Alliance Inc.	56,682	2,665,188
Walmart Inc.	71,763	10,722,827

		15,557,587

Food Products — 0.2%
General Mills Inc.	31,332	1,936,318
Hain Celestial Group Inc. (The)(a)	30,213	1,355,657

		3,291,975

Gas Utilities — 0.4%
UGI Corp.	124,349	5,397,990

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	41,403	5,336,433
Becton Dickinson and Co.	15,530	3,720,833
Edwards Lifesciences Corp.(a)	41,403	4,960,907
ICU Medical Inc.(a)	13,618	3,188,382
IDEXX Laboratories Inc.(a)	2,243	1,494,152
Medtronic PLC	112,820	13,522,605
Novocure Ltd.(a)	2,238	229,552
Stryker Corp.	2,238	595,465

		33,048,329

Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	3,357	409,621
Anthem Inc.	2,973	1,293,642
Cardinal Health Inc.	6,714	320,996
CVS Health Corp.	141,718	12,652,583
Henry Schein Inc.(a)	25,737	1,965,020
Humana Inc.	13,428	6,219,312
Molina Healthcare Inc.(a)	1,119	330,911
Quest Diagnostics Inc.	7,833	1,149,728
UnitedHealth Group Inc.	53,712	24,732,765

		49,074,578

Health Care Technology — 0.1%
Teladoc Health Inc.(a)	7,760	1,160,818
Veeva Systems Inc., Class A(a)	3,357	1,064,203

		2,225,021

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings Inc.(a)	5,775	13,980,004
Carnival Corp.(a)	17,904	396,753
Darden Restaurants Inc.	11,190	1,612,927
McDonald’s Corp.	16,489	4,048,874
Norwegian Cruise Line Holdings Ltd.(a)	102,948	2,647,822
Royal Caribbean Cruises Ltd.(a)	2,238	188,954
Six Flags Entertainment Corp.(a)	21,261	874,465
Travel + Leisure Co.	32,943	1,790,123
Yum! Brands Inc.	42,248	5,278,465

		30,818,387

Household Durables — 0.6%
Leggett & Platt Inc.	61,688	2,890,083
Newell Brands Inc.	44,760	1,024,556
Whirlpool Corp.	23,499	4,954,294

		8,868,933

2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 0.6%
Colgate-Palmolive Co.	52,375	$3,990,451
Procter & Gamble Co. (The)	23,499	3,360,122
Spectrum Brands Holdings Inc.	11,060	1,036,875

		8,387,448

Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	20,055	830,478

Industrial Conglomerates — 0.9%
3M Co.	45,879	8,197,660
General Electric Co(c)	51,199	5,369,239

		13,566,899

Insurance — 1.9%
Allstate Corp. (The)	29,094	3,598,055
Aon PLC, Class A	12,309	3,937,895
Assured Guaranty Ltd.	12,309	684,134
Cincinnati Financial Corp.	3,357	407,674
Lemonade Inc.(a)(c)	9,208	572,369
Lincoln National Corp.	12,309	888,094
Marsh & McLennan Companies Inc.	3,357	559,948
MetLife Inc.	8,952	562,186
Principal Financial Group Inc.	105,186	7,056,929
Prudential Financial Inc.	76,092	8,373,924
W R Berkley Corp.	26,856	2,137,738

		28,778,946

Interactive Media & Services — 6.5%
Alphabet Inc., Class A(a)	11,190	33,132,695
Alphabet Inc., Class C, NVS(a)	10,071	29,864,644
IAC/InterActiveCorp.(a)	25,667	3,910,881
Match Group Inc.(a)	2,238	337,445
Meta Platforms Inc, Class A(a)	87,282	28,241,837
TripAdvisor Inc.(a)	16,785	553,401
Twitter Inc.(a)	12,309	659,024

		96,699,927

Internet & Direct Marketing Retail — 2.8%
Amazon.com Inc.(a)	10,417	35,130,603
DoorDash Inc., Class A(a)	5,595	1,089,906
Etsy Inc.(a)	13,088	3,281,031
Qurate Retail Inc., Series A	144,160	1,505,030

		41,006,570

IT Services — 5.8%
Accenture PLC, Class A	48,290	17,325,969
Akamai Technologies Inc.(a)	19,023	2,006,166
Automatic Data Processing Inc.	29,094	6,531,312
Broadridge Financial Solutions Inc.	25,737	4,591,738
Cloudflare Inc., Class A(a)	2,238	435,783
International Business Machines Corp.	35,705	4,466,695
Mastercard Inc., Class A	54,831	18,396,897
PayPal Holdings Inc.(a)	35,010	8,142,976
Snowflake Inc., Class A(a)	5,790	2,048,734
Square Inc., Class A(a)	2,238	569,571
Visa Inc., Class A	93,996	19,905,533
Western Union Co. (The)	38,046	693,198
Wix.com Ltd.(a)	4,476	832,357

		85,946,929

Leisure Products — 0.3%
Hasbro Inc.	46,998	4,500,529

Life Sciences Tools & Services — 1.5%
Agilent Technologies Inc.	6,714	1,057,388

Security	Shares	Value

Life Sciences Tools & Services (continued)
Illumina Inc.(a)	10,644	$4,417,898
IQVIA Holdings Inc.(a)	3,357	877,587
Mettler-Toledo International Inc.(a)	1,119	1,657,105
PerkinElmer Inc.	3,357	593,820
Thermo Fisher Scientific Inc.	16,341	10,344,997
West Pharmaceutical Services Inc.	8,952	3,848,286

		22,797,081

Machinery — 1.9%
AGCO Corp.	7,833	957,271
Caterpillar Inc.	22,380	4,565,744
Dover Corp.	57,069	9,649,226
Ingersoll Rand Inc.(a)	4,476	240,630
Middleby Corp. (The)(a)	4,476	816,601
Pentair PLC	45,208	3,344,036
Xylem Inc./NY	68,259	8,913,943

		28,487,451

Marine — 0.1%
Kirby Corp.(a)	42,522	2,228,578

Media — 0.3%
Comcast Corp., Class A	64,902	3,337,910
Interpublic Group of Companies Inc. (The)	5,595	204,609
New York Times Co. (The), Class A	8,952	488,690

		4,031,209

Metals & Mining — 0.4%
Alcoa Corp.	12,309	565,599
Nucor Corp.	2,238	249,873
Royal Gold Inc.	22,577	2,235,574
Steel Dynamics Inc.	51,474	3,401,402

		6,452,448

Multi-Utilities — 0.1%
Consolidated Edison Inc.	14,753	1,112,376

Multiline Retail — 0.2%
Nordstrom Inc.(a)	19,252	553,110
Target Corp.	10,071	2,614,633

		3,167,743

Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	48,117	511,965
Cheniere Energy Inc.(a)	7,833	809,932
Chevron Corp.	20,658	2,365,134
ConocoPhillips	101,829	7,585,242
Devon Energy Corp.	22,380	896,990
Diamondback Energy Inc.	3,357	359,837
DTE Midstream LLC(a)	13,428	644,007
EQT Corp.(a)	8,952	178,234
Exxon Mobil Corp.	143,232	9,234,167
Hess Corp.	2,238	184,792
Kinder Morgan Inc.	66,021	1,105,852
New Fortress Energy Inc.	21,261	637,830
Occidental Petroleum Corp.	23,499	787,922
ONEOK Inc.	14,547	925,480
Phillips 66	14,547	1,087,825
Pioneer Natural Resources Co.	5,595	1,046,153
Williams Companies Inc. (The)	151,065	4,243,416

		32,604,778

Personal Products — 0.6%
Coty Inc., Class A(a)	87,282	740,151

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Estee Lauder Companies Inc. (The), Class A	24,618	$7,984,356

		8,724,507

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	135,399	7,907,302
Catalent Inc.(a)	4,476	617,061
Eli Lilly & Co.	39,165	9,977,675
Johnson & Johnson	98,101	15,978,691
Merck & Co. Inc.	144,351	12,710,106
Nektar Therapeutics(a)	40,284	610,706
Pfizer Inc.	118,614	5,188,176

		52,989,717

Professional Services — 0.5%
CoStar Group Inc.(a)	1,119	96,290
IHS Markit Ltd.	25,737	3,364,341
Leidos Holdings Inc.	19,669	1,966,507
Robert Half International Inc.	22,380	2,530,506

		7,957,644

Real Estate Management & Development — 0.0%
Zillow Group Inc., Class C, NVS(a)(c)	5,595	579,810

Road & Rail — 0.4%
CSX Corp.	108,543	3,926,000
JB Hunt Transport Services Inc.	12,309	2,427,212
TuSimple Holdings Inc., Class A(a)(c)	6,714	262,652

		6,615,864

Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices Inc.(a)(c)	63,783	7,668,630
Analog Devices Inc.	72,735	12,618,795
Applied Materials Inc.	7,833	1,070,379
Broadcom Inc.	21,806	11,593,596
Enphase Energy Inc.(a)	3,357	777,582
First Solar Inc.(a)	14,547	1,739,676
Intel Corp.	59,901	2,935,149
Marvell Technology Inc.	45,824	3,138,944
Microchip Technology Inc.	23,689	1,755,118
NVIDIA Corp.	91,865	23,487,125
NXP Semiconductors NV	34,511	6,931,880
QUALCOMM Inc.	1,331	177,076
Skyworks Solutions Inc.	4,117	688,074
Texas Instruments Inc.	30,213	5,664,333
Universal Display Corp.	14,931	2,735,359

		82,981,716

Software — 10.4%
Adobe Inc.(a)	20,142	13,099,551
Atlassian Corp. PLC, Class A(a)	4,476	2,050,590
Autodesk Inc.(a)	5,595	1,777,028
C3.ai Inc., Class A(a)(c)	5,595	252,446
Cadence Design Systems Inc.(a)	17,904	3,099,362
Citrix Systems Inc.	6,714	636,017
Dolby Laboratories Inc., Class A	60,426	5,338,637
Fortinet Inc.(a)	3,956	1,330,561
Intuit Inc.	6,714	4,202,897
Microsoft Corp.	291,191	96,564,759
NortonLifeLock Inc.	104,454	2,658,354
Oracle Corp.	66,021	6,334,055
Palantir Technologies Inc., Class A(a)	41,403	1,071,510
salesforce.com Inc.(a)	34,689	10,395,946
ServiceNow Inc.(a)	4,476	3,123,174
VMware Inc., Class A(a)	5,595	848,762

Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)	6,714	$1,946,926
Zoom Video Communications Inc., Class A(a)	1,119	307,333

		155,037,908

Specialty Retail — 2.6%
AutoNation Inc.(a)	28,470	3,448,286
Bath & Body Works Inc.	7,833	541,182
Burlington Stores Inc.(a)	6,714	1,855,011
Carvana Co.(a)	1,217	368,970
Foot Locker Inc.	40,284	1,920,338
GameStop Corp., Class A(a)	4,648	852,955
Home Depot Inc. (The)	37,121	13,799,361
Lowe’s Companies Inc.	20,549	4,804,767
Ross Stores Inc.	38,046	4,306,807
TJX Companies Inc. (The)	20,084	1,315,301
Tractor Supply Co.	16,785	3,645,198
Ulta Beauty Inc.(a)	2,238	822,152
Williams-Sonoma Inc.	2,238	415,664

		38,095,992

Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	478,932	71,744,014
Dell Technologies Inc., Class C(a)	70,497	7,753,965
Hewlett Packard Enterprise Co.	305,684	4,478,271
HP Inc.	49,236	1,493,328
NetApp Inc.	10,071	899,340
Pure Storage Inc., Class A(a)	31,504	846,197
Western Digital Corp.(a)	20,142	1,053,225

		88,268,340

Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica Inc.(a)	1,119	521,465
Nike Inc., Class B	33,680	5,634,327
VF Corp.	22,380	1,631,055

		7,786,847

Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A	23,499	387,264

Wireless Telecommunication Services — 0.7%
T-Mobile U.S. Inc.(a)	87,250	10,036,368

Total Common Stocks — 99.4% (Cost: $1,331,947,547)		1,481,003,733

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(b)(d)(e)	9,912,568	9,917,524
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	7,090,000	7,090,000

		17,007,524

Total Short-Term Investments — 1.2% (Cost: $17,007,524)		17,007,524

Total Investments in Securities — 100.6% (Cost: $1,348,955,071)		1,498,011,257

Other Assets, Less Liabilities — (0.6)%		(8,627,017)

Net Assets — 100.0%		$1,489,384,240

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock U.S. Carbon Transition Readiness ETF

(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,051,825	$8,865,699	(a)	$—		$(61)	$61	$9,917,524	9,912,568	$3,824	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,150,000	—		(10,060,000	)(a)	—	—	7,090,000	7,090,000	83		—
BlackRock Inc.	4,882,167	114,043		(149,611)		22,258	409,802	5,278,659	5,595	23,025		—

						$22,197	$409,863	$22,286,183		$26,932		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	21	12/17/21	$4,827	$119,590

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock U.S. Carbon Transition Readiness ETF

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,481,003,733	$—	$—	$1,481,003,733
Money Market Funds	17,007,524	—	—	17,007,524

	$1,498,011,257	$—	$—	$1,498,011,257

Derivative financial instruments(a)
Assets
Futures Contracts	$119,590	$—	$—	$119,590

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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